UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549

				   FORM 13F

			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Columbia Pacific Advisors
Address:   1910 Fairview Ave E, Suite 200
           Seattle, WA  98102


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Parietti
Title:     Chief Compliance Officer
Phone No.: 206-728-9063

Signature, Place, and Date of Signing:

Paul Parietti		Seattle, Washington	   February 14, 2013
---------------------	---------------------	  -------------------
 [Signature]               [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager
	are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all
	holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      7

Form 13F Information Table Value Total:      $89,270 (thousands)


List of Other Included Managers:	     NONE

						Columbia Pacific Advisors
						Form 13F Information Table



						FORM 13F INFORMATION TABLE
				TITLE			     VALUE   SHARES/ SH/ PUT/	INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	  CUSIP	   (x$1000)  PRN AMT PRN CALL	DSCRETN MANAGERS  SOLE	 SHARED   NONE
---------------------------	---------	---------  --------  ------- --- ---- 	------- -------- ------- ------  -----
BLUEPHOENIX SOLUTIONS LTD	SHS NEW		M20157117    11051   2575967  SH	  SOLE		 2575967
CHINAEDU CORP			SPONS ADR	16945L107    19246   3312534  SH	  SOLE		 3312534
EMERITUS CORP			COM		291005106     6249    252800  SH	  SOLE		  252800
QKL STORES INC			COM NEW		74732Y204       32     49050  SH	  SOLE		   49050
RED LION HOTELS CORP		COM		756764106    43375   5497448  SH	  SOLE		 5497448
VITESSE SEMICONDUCTOR CORP	COM NEW		928497304     6722   3014448  SH	  SOLE		 3014448
ZUOAN FASHION LTD		SPONS ADR	98982X103     2595    763122  SH	  SOLE		  763122

